DERIVATIVE LIABILITIES (Details - Assumptions)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derviative liabilities	322.4%	545.20%	411.10%
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derviative liabilities	0.41 to 9.99 years	0.45 to 2.12 years	0.33 to 3.12 years
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derviative liabilities	3.27% - 4.06%	0.95% - 1.42%	0.20% - 0.67%
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derviative liabilities	0.00%	0.00%	0.00%